INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of Income tax expense (benefit)

The following is a summary of U.S. and non-U.S. provisions for current and deferred income taxes (dollars in millions):

	Year ended December 31,
	2013	2012	2011
Income tax expense (benefit):
U.S.
Current	$41	$52	$7
Deferred	124	129	69
Non-U.S.
Current	42	51	63
Deferred	(70)	(53)	(26)

Total	$137	$179	$113

Schedule of reconciliation of the differences between the U.S. federal income taxes at the U.S. statutory rate to total provision (benefit) for income taxes

The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate to our provision (benefit) for income taxes (dollars in millions):

	Year ended December 31,
	2013	2012	2011
Income from continuing operations before income taxes	$289	$559	$370

Expected tax expense at U.S. statutory rate of 35%	$101	$196	$130
Change resulting from:
State tax expense (benefit) net of federal benefit	11	15	7
Non-U.S. tax rate differentials	10	1	6
Effects of non-U.S. operations	3	(1)	8
U.S. domestic manufacturing deduction	(14)	(8)	—
Unrealized currency exchange gains and losses	14	11	(5)
Effect of tax holidays	—	(12)	(1)
U.S. foreign tax credits, net of associated income and taxes	(86)	(21)	(4)
Tax benefit of losses with valuation allowances as a result of other comprehensive income	(22)	—	—
Tax authority audits and dispute resolutions	9	5	4
Change in valuation allowance	108	(14)	(19)
Other, net	3	7	(13)

Total income tax expense	$137	$179	$113

Schedule of components of income (loss) from continuing operations before income taxes

The components of income (loss) from continuing operations before income taxes were as follows (dollars in millions):

	Year ended December 31,
	2013	2012	2011
U.S.	$429	$494	$255
Non-U.S.	(140)	65	115

Total	$289	$559	$370

Schedule of components of deferred income tax assets and liabilities

Components of deferred income tax assets and liabilities were as follows (dollars in millions):

	December 31,
	2013	2012
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$853	$819
Pension and other employee compensation	196	288
Property, plant and equipment	72	69
Intangible assets	22	33
Foreign tax credits	125	113
Other, net	105	106

Total	$1,373	$1,428

Deferred income tax liabilities:
Property, plant and equipment	$(524)	$(524)
Pension and other employee compensation	(6)	—
Other, net	(62)	(88)

Total	$(592)	$(612)

Net deferred tax asset before valuation allowance	$781	$816
Valuation allowance—net operating losses and other	(707)	(724)
Valuation allowance—foreign tax credits	(125)	(21)

Net deferred tax asset	$(51)	$71

Current deferred tax asset	$53	$51
Current deferred tax liability	(44)	(39)
Non-current deferred tax asset	243	229
Non-current deferred tax liability	(303)	(170)

Net deferred tax asset	$(51)	$71

Schedule of changes in valuation allowance

The following is a summary of changes in the valuation allowance (dollars in millions):

	2013	2012	2011
Valuation allowance as of January 1	$745	$768	$813
Valuation allowance as of December 31	832	745	768

Net decrease	(87)	23	45
Foreign currency movements	16	7	(30)
(Decrease) increase to deferred tax assets with no impact on operating tax expense, including an offsetting (decrease) increase to valuation allowances	(37)	(16)	4

Change in valuation allowance per rate reconciliation	$(108)	$14	$19

Components of change in valuation allowance affecting tax expense:
Pre-tax income (losses) in jurisdictions with valuation allowances resulting in no tax expense or benefit	$(18)	$13	$(3)
Releases of valuation allowances in various jurisdictions	16	24	27
Establishments of valuation allowances in various jurisdictions	(106)	(23)	(5)

Change in valuation allowance per rate reconciliation	$(108)	$14	$19

Schedule of reconciliation of unrecognized tax benefits

The following is a reconciliation of our unrecognized tax benefits (dollars in millions):

	2013	2012
Unrecognized tax benefits as of January 1	$57	$39
Gross increases and decreases—tax positions taken during a prior period	39	15
Gross increases and decreases—tax positions taken during the current period	11	9
Decreases related to settlements of amounts due to tax authorities	(3)	(3)
Reductions resulting from the lapse of statutes of limitation	(7)	(3)
Foreign currency movements	(1)	—

Unrecognized tax benefits as of December 31	$96	$57

Schedule of interest and penalties accrued related to unrecognized tax benefits included in the income tax expense

	Year ended December 31,
	2013	2012	2011
Interest expense included in tax expense	$2	$(1)	$5
Penalties expense included in tax expense	(1)	—	—

	December 31,
	2013	2012
Accrued liability for interest	$13	$10
Accrued liability for penalties	—	1

Summary of the tax years that remain subject to examination by major tax jurisdictions

Tax Jurisdiction	Open Tax Years
China	2001 and later
France	2002 and later
India	2004 and later
Italy	2009 and later
Malaysia	2003 and later
Switzerland	2007 and later
The Netherlands	2007 and later
United Kingdom	2011 and later
United States federal	2012 and later